Interest bearing debt, Scheduled debt repayments (Details) - USD ($) $ in Thousands		Nov. 01, 2020	Sep. 30, 2020	Jun. 30, 2018	Jun. 30, 2017	Apr. 30, 2017	Nov. 30, 2014
Interest-bearing debt [Abstract]
Total debt			$ 497,247
Unamortized upfront fees bank loans			(4,879)
Total interest bearing debt			492,368
Q4 2020 [Member]
Interest-bearing debt [Abstract]
Total debt			16,770
2021 [Member]
Interest-bearing debt [Abstract]
Total debt			5,129
2022 [Member]
Interest-bearing debt [Abstract]
Total debt			64,307
Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt			$ 411,040
ABN Amro Credit Facility [Member]
Interest-bearing debt [Abstract]
Interest rate spread	[1]		2.40%
Total debt	[1]		$ 277,850
Undrawn borrowing facilities			100,000
ABN Amro Credit Facility [Member] | Q4 2020 [Member]
Interest-bearing debt [Abstract]
Total debt	[1]		8,344
ABN Amro Credit Facility [Member] | 2021 [Member]
Interest-bearing debt [Abstract]
Total debt	[1]		0
ABN Amro Credit Facility [Member] | 2022 [Member]
Interest-bearing debt [Abstract]
Total debt	[1]		33,378
ABN Amro Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt	[1]		$ 236,128
Credit Agricole Credit Facility [Member]
Interest-bearing debt [Abstract]
Interest rate spread			2.19%
Total debt			$ 38,515
Total interest bearing debt			48,700
Credit Agricole Credit Facility [Member] | Q4 2020 [Member]
Interest-bearing debt [Abstract]
Total debt			676
Credit Agricole Credit Facility [Member] | 2021 [Member]
Interest-bearing debt [Abstract]
Total debt			2,703
Credit Agricole Credit Facility [Member] | 2022 [Member]
Interest-bearing debt [Abstract]
Total debt			2,703
Credit Agricole Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt			$ 32,433
Danish Ship Finance Credit Facility [Member]
Interest-bearing debt [Abstract]
Interest rate spread	[2]		2.25%
Total debt	[2]		$ 37,700
Total interest bearing debt							$ 49,400
Danish Ship Finance Credit Facility [Member] | Subsequent Event [Member]
Interest-bearing debt [Abstract]
Interest rate spread	[2]	2.00%
Danish Ship Finance Credit Facility [Member] | Q4 2020 [Member]
Interest-bearing debt [Abstract]
Total debt	[2]		1,300
Danish Ship Finance Credit Facility [Member] | 2021 [Member]
Interest-bearing debt [Abstract]
Total debt	[2]		2,427
Danish Ship Finance Credit Facility [Member] | 2022 [Member]
Interest-bearing debt [Abstract]
Total debt	[2]		2,427
Danish Ship Finance Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt	[2]		$ 31,547
Nordea Credit Facility [Member]
Interest-bearing debt [Abstract]
Interest rate spread	[3]		2.40%
Total debt	[3]		$ 143,183
Total interest bearing debt				$ 96,000	$ 204,000	$ 300,000
Undrawn borrowing facilities			70,300
Nordea Credit Facility [Member] | Q4 2020 [Member]
Interest-bearing debt [Abstract]
Total debt	[3]		6,450
Nordea Credit Facility [Member] | 2021 [Member]
Interest-bearing debt [Abstract]
Total debt	[3]		0
Nordea Credit Facility [Member] | 2022 [Member]
Interest-bearing debt [Abstract]
Total debt	[3]		25,800
Nordea Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt	[3]		$ 110,933

[1]	$100.0 mill. undrawn as of September 30, 2020.
[2]	Change in margin relates to the refinancing of DHT Jaguar and applies from November 2020.
[3]	$70.3 mill. undrawn as of September 30, 2020.